EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2013
EARNINGS/(LOSS) PER SHARE [Abstract]
EARNINGS/(LOSS) PER SHARE
20.	EARNINGS/(LOSS) PER SHARE

Basic earnings/(loss) per share and diluted earnings/(loss) per share have been calculated as follows:

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Numerator:
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders - Basic	273,342,819	(1,542,422,068)	188,011,825
Dilutive effect of convertible senior notes interest	19,855,810	-	-
Dilutive effect of exchange gain on convertible senior notes	(21,567,522)	-	-
Dilutive effect of change in fair value of convertible senior notes	(398,030,217)	-	-
Net (loss)/income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders - Diluted	(126,399,110)	(1,542,422,068)	188,011,825

Denominator:
Denominator for basic calculation - weighted average number of ordinary shares outstanding	93,966,535	88,752,706	94,018,394
Dilutive effects of share options	1,367,900	-	2,017,591
Dilutive effects of convertible senior notes	7,352,536	-	-
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	102,686,971	88,752,706	96,035,985

Basic earnings/(loss) per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	2.91	(17.38)	2.00
Diluted (loss)/earnings per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	(1.23)	(17.38)	1.96

As of December 31, 2012 and 2013, the convertible senior notes were not included in the calculation of diluted EPS because of their anti-dilutive effect.

As of December 31, 2012, the Company was in the loss situation, therefore the share options were not included in the computation of diluted EPS because of their anti-dilutive effect.